Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Schedule of Share-Based Compensation Expenses	The following table sets forth the allocation of share-based compensation expenses:
	For the six months ended June 30,
	2025	2024

Cost of revenues	$413	$1,038
Selling expenses	2,147	5,395
General and administrative expenses	242,616	606,919
Research and development expenses	-	(5,610)
Total	$245,176	$607,742

Schedule of Restricted Shares Units

A summary of the restricted shares units activities is as follows:

	Number of restricted share units outstanding	Weighted average grant date fair value	Aggregate intrinsic value

Restricted share units outstanding at January 1, 2024	1,492,100	2.00	1,611,468

Forfeited	(7,500)	2.00

Restricted share units outstanding at June 30, 2024	1,484,600	2.00	1,187,680

Restricted share units outstanding at January 1, 2025	742,300	2.00	640,976

Forfeited	-	2.00

Restricted share units outstanding at June 30, 2025	742,300	2.00	653,224

Schedule of Non-Controlling Interest

Non-controlling interest consists of the following:

	As of June 30, 2025	As of December 31, 2024

GMB (Beijing)	$2,740	$2,598
GMB Culture	(1,188)	(418)
Sunrise Tech	(140,749)	(216,195)
GMB Consulting	12,935	12,695
Shidong Cloud	36,334	37,952
Sunrise Guxian	(263,620)	(178,849)
Sunrise Chenhui	(104,256)	(74,081)
GMB Technology	(193,967)	(192,638)
Sunrise Guizhou	36,884,393	38,167,880
Total	$36,232,622	$37,558,944